Long Term Borrowings - Summary of Loans (Detail) $ in Millions	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 27, 2011 USD ($)	Apr. 27, 2011 SGD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	$ 14,139,819	$ 13,974,794	$ 9,679,451
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	7,308,022	7,266,315	7,411,912	$ 7,482,459	$ 10
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	4,060,357	4,060,357
Interest Payables
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	$ 2,771,440	$ 2,648,122	$ 2,267,539